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                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                       Form N-1A Registration Statement
             File No. 2-68290; 811-3070 Effective December 1, 1999
                        Supplement dated June 14, 2000

Page 9, paragraph 4 of the Hilliard-Lyons Government Fund, Inc. Registration Statement Post-Effective Amendment No. 21 filed December 1, 1999 is hereby amended to read as follows:

     Distributor. Hilliard-Lyons acts as the principal distributor of the Fund's shares.




Paragraph 4 of the outside back cover of the Hilliard-Lyons Government Fund, Inc. Registration Statement Post-Effective Amendment No. 21 filed December 1, 1999 is hereby amended to read as follows:

                                  Distributor

                       J.J.B. Hilliard, W.L. Lyons, Inc.
                             Hilliard Lyons Center
                        Louisville, Kentucky 40202-2517